Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Leases Receivable Disclosure [Line Items]
Summary of Net Loans Held-for-Investment
Loans receivable at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
	(In thousands)
Real estate loans:
One-to-four family	$2,558,252	$2,710,937
Multifamily	1,677,613	1,460,641
Commercial real estate	2,513,260	2,339,883
Construction	469,438	473,573
Commercial business loans	766,792	622,000
Consumer loans:
Home equity loans and advances	255,126	259,009
Other consumer loans	2,895	3,404

Total gross loans	8,243,376	7,869,447
PCD loans	10,442	11,686
Net deferred loan costs, fees and purchased premiums and discounts	38,192	35,795

Loans receivable	$8,292,010	$7,916,928

Summary of Estimated Expected Future Cash Flows of Each PCI Loan Pool
The following tables summarize the aging of loans receivable by portfolio segment, including non-accrual
loans and excluding PCD loans, at December 31, 2025 and 2024:

	December 31, 2025
	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Non-accrual	Current	Total
	(In thousands)
Real estate loans:
One-to-four family	$13,886	$5,652	$4,545	$24,083	$9,787	$2,534,169	$2,558,252
Multifamily	2,083	10,595	300	12,978	—	1,664,635	1,677,613
Commercial real estate	8,072	320	4,827	13,219	5,766	2,500,041	2,513,260
Construction	—	—	5,923	5,923	5,923	463,515	469,438
Commercial business loans	11,990	1,408	11,005	24,403	15,281	742,389	766,792
Consumer loans:
Home equity loans and advances	566	175	1,018	1,759	1,243	253,367	255,126
Other consumer loans	1	3	—	4	—	2,891	2,895

Total loans	$36,598	$18,153	$27,618	$82,369	$38,000	$8,161,007	$8,243,376

	December 31, 2024
	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Non-accrual	Current	Total
	(In thousands)
Real estate loans:
One-to-four family	$11,685	$6,250	$3,729	$21,664	$8,750	$2,689,273	$2,710,937
Multifamily	13,626	—	—	13,626	—	1,447,015	1,460,641
Commercial real estate	4,394	632	—	5,026	2,920	2,334,857	2,339,883
Construction	6,205	—	—	6,205	—	467,368	473,573
Commercial business loans	3,713	2,643	2,365	8,721	9,785	613,279	622,000
Consumer loans:
Home equity loans and advances	1,026	372	126	1,524	246	257,485	259,009
Other consumer loans	—	3	—	3	—	3,401	3,404

Total loans	$40,649	$9,900	$6,220	56,769	$21,701	$7,812,678	$7,869,447

Summary of Loan Modifications
The following tables presents the modifications of loans to borrowers experiencing financial difficulty that were modified during the years ended December 31, 2025, 2024, and 2023:

	For the Year Ended December 31, 2025
	Amortized Cost	Interest Rate Reduction	Term Extension	Combination of Term Extension and Interest Rate Reduction	% of Total Class of Loans Receivable
	(Dollars in thousands)
Commercial real estate	$12,385	$—	$9,395	$2,990	0.49%
Commercial business	11,771	673	7,000	4,098	1.54

Total loans	$24,156	$673	$16,395	$7,088	0.29%

	For the Year Ended December 31, 2024
	Amortized Cost	Interest Rate Reduction	Term Extension	% of Total Class of Loans Receivable
	(Dollars in thousands)
Commercial real estate	$1,536	$1,536	$—	0.07%
Commercial business	5,630	—	5,630	0.91

Total loans	$7,166	$1,536	$5,630	0.09%

	For the Year Ended December 31, 2023
	Amortized Cost	Term Extension	Combination of Term Extension, Interest Rate Reduction and Principal Forgiveness	% of Total Class of Loans Receivable
	(Dollars in thousands)
Commercial real estate	$1,038	$1,038	$—	—%
Construction	2,317	2,317	—	0.50
Commercial business	5,240	240	5,000	1.00

Total loans	$8,595	$3,595	$5,000	0.10%

The following table describes the types of modifications of loans to borrowers experiencing financial difficulty during the years ended December 31, 2025, 2024, and 2023:

For the Year Ended December 31, 2025
Type of Modifications
Commercial real estate	Term extensions ranging between 15 and 17 months
Commercial business	Interest rate reduction and/or term extensions ranging between 12 and 60 months

For the Year Ended December 31, 2024
Type of Modifications
Commercial real estate	Interest rate reduction
Commercial business	Term extensions ranging between 15 and 60 months

For the Year Ended December 31, 2023
Type of Modifications
Commercial real estate	12 month term extension
Construction	12 month term extension
Commercial business	12 month term extension, interest rate reduction, and/or principal forgiveness

	December 31, 2025
	Current	30-59 Days	60-89 Days	90 Days or More	Non-accrual	Total
	(In thousands)
Commercial real estate	$12,328	$—	$—	$—	$—	$12,328
Commercial business	10,488	—	—	—	1,308	11,796

Total loans	$22,816	$—	$—	$—	$1,308	$24,124

	December 31, 2024
	Current	30-59 Days	60-89 Days	90 Days or More	Non-accrual	Total
	(In thousands)
Commercial real estate	$1,520	$—	$—	$—	$1,029	$2,549
Commercial business	1,759	39	—	—	2,050	3,848

Total loans	$3,279	$39	$—	$—	$3,079	$6,397

	December 31, 2023
	Current	30-59 Days	60-89 Days	90 Days or More	Non-accrual	Total
	(In thousands)
Commercial real estate	$1,035	$—	$—	$—	$—	$1,035
Construction	2,317	—	—	—	—	2,317
Commercial business	—	—	4,917	—	237	5,154

Total loans	$3,352	$—	$4,917	$—	$237	$8,506

Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Summary of Net Loans Held-for-Investment
The following table summarizes the Company’s loans
held-for-investment,
net, (in thousands):

	December 31,
	2025	2024
Real estate loans:
Multifamily	$2,361,365	$2,597,484
Commercial mortgage	911,390	889,801
One-to-four family residential mortgage	165,100	150,217
Home equity and lines of credit	198,557	174,062
Construction and land	44,522	35,897

Total real estate loans	3,680,934	3,847,461

Commercial and industrial loans	166,167	163,425
Other loans	1,409	2,165

Total commercial and industrial and other loans	167,576	165,590

Loans held-for-investment, net (excluding PCD)	3,848,510	4,013,051
PCD	8,263	9,173

Total loans held-for-investment, net	3,856,773	4,022,224
Allowance for credit losses	(38,144)	(35,183)

Net loans held-for-investment	$3,818,629	$3,987,041

Summary of Estimated Expected Future Cash Flows of Each PCI Loan Pool
The following tables set forth the detail, and delinquency status, of non-performing
loans
(non-accrual
loans and loans past due 90 days or more and still accruing), net of deferred fees and costs, at December 31, 2025, and December 31, 2024, excluding PCD loans (in thousands):

	December 31, 2025
	Total Non-Performing Loans
	Non-Accruing Loans
	Current	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non-Performing Loans
Loans held-for-investment:
Real estate loans:
Multifamily
Substandard	$2,266	$—	$1,422	$3,688	$—	$3,688

Total multifamily	2,266	—	1,422	3,688	—	3,688

Commercial mortgage
Substandard	61	188	4,763	5,012	51	5,063

Total commercial mortgage	61	188	4,763	5,012	51	5,063

One-to-four family residential
Pass	—	—	—	—	—	—
Substandard	—	—	—	—	863	863

Total one-to-four family residential	—	—	—	—	863	863

Home equity and lines of credit
Pass	—	—	—	—	7	7
Substandard	—	100	1,678	1,778	—	1,778

Total home equity and lines of credit	—	100	1,678	1,778	7	1,785

Total real estate	2,327	288	7,863	10,478	921	11,399

Commercial and industrial loans
Substandard	2,746	122	1,864	4,732	—	4,732

Total commercial and industrial loans	2,746	122	1,864	4,732	—	4,732

Other loans
Substandard	—	—	—	—	4	4

Total other	—	—	—	—	4	4

Total non-performing loans	$5,073	$410	$9,727	$15,210	$925	$16,135

At December 31, 2025, the Company did not have any
non-accrual
loans
held-for-sale,
which are not included in the above table.

	December 31, 2024
	Total Non-Performing Loans
	Non-Accruing Loans
	Current	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non-Performing Loans
Loans held-for-investment:
Real estate loans:
Multifamily
Substandard	$1,727	$—	$882	$2,609	$164	$2,773

Total multifamily	1,727	—	882	2,609	164	2,773

Commercial mortgage
Substandard	58	142	4,378	4,578	—	4,578

Total commercial mortgage	58	142	4,378	4,578	—	4,578

One-to-four family residential
Pass	—	—	—	—	748	748
Substandard	—	—	—	—	134	134

Total one-to-four family residential	—	—	—	—	882	882

Home equity and lines of credit
Substandard	19	44	1,207	1,270	140	1,410

Total home equity and lines of credit	19	44	1,207	1,270	140	1,410

Total real estate	1,804	186	6,467	8,457	1,186	9,643

Commercial and industrial loans
Substandard	2,658	247	2,902	5,807	—	5,807

Total commercial and industrial loans	2,658	247	2,902	5,807	—	5,807

Total non-performing loans	$4,462	$433	$9,369	$14,264	$1,186	$15,450

Summary of Loan Modifications
The following tables present the amortized cost basis at December 31, 2025 and 2024 of loan modifications made to borrowers experiencing financial difficulty that were modified during the years ended December 31, 2025 and 2024 by class and by type of modification (dollars in thousands):

	Year Ended December 31, 2025
	Payment Delay	Payment Delay and Interest Rate Reduction	Payment Delay, Term Extension, and Interest Rate Reduction	Total	Percentage of Total Class of Financing Receivable
Commercial mortgage	$1,728	$—	$—	$1,728	0.19%
Commercial and industrial	175	203	2,851	3,229	1.94%

Total loans	$1,903	$203	$2,851	$4,957

	Year Ended December 31, 2024
	Principal Forgiveness, Interest Rate Reduction and Term Extension	Payment Delay	Term Extension	Interest Rate Reduction	Payment Delay, Term Extension, and Interest Rate Reduction	Total	Percentage of Total Class of Financing Receivable
Commercial mortgage	$—	$—	$380	$—	$293	$673	0.08%
Home equity and lines of credit	—	—	—	201	—	201	0.12%
Commercial and industrial	2,494	446	—	—	137	3,077	1.88%

Total loans	$2,494	$446	$380	$201	$430	$3,951

The following table presents the financial effect of loan modifications made to borrowers experiencing financial difficulty during the years ended December 31, 2025 and 2024 (in thousands):

	Weighted- Average Term Extension (in months)	Weighted- Average Interest Rate Reduction
Year Ended December 31, 2025
Commercial and industrial	36	1.80%

Year Ended December 31, 2024
Commercial mortgage	60	3.00%
Home equity and lines of credit	—	3.50%
Commercial and industrial	35	3.87%

There were no commitments to lend additional funds to borrowers experiencing financial difficulty whose terms have been restructured at December 31, 2025.
For modified loans, a subsequent payment default is defined in terms of delinquency, when a principal or interest payment is 90 days past due or classified into non-accrual
status during the reporting period. During the preceding twelve months, there was one commercial and industrial loan with a balance of approximately $227,000, at December 2024, that subsequently defaulted and was charged-off
in full during the year ended December 31, 2025.

The Company closely monitors the performance of loans that are modified to borrowers experiencing financial difficulty to understand the effectiveness of the modification efforts. The following tables present the aging analysis of loan modifications made to borrowers experiencing financial difficulty during the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31, 2025
	Current	30-89 Days Past Due	90 Days or More Past Due	Non-Accrual	Total
Commercial mortgage	$3,054	$—	$—	$—	$3,054
Commercial and industrial	1,728	—	—	175	1,903

Total loans	$4,782	$—	$—	$175	$4,957

	Year Ended December 31, 2024
	Current	30-89 Days Past Due	90 Days or More Past Due	Non-Accrual	Total
Commercial mortgage	$673	$—	$—	$—	$673
Home equity and lines of credit	201	—	—	—	201
Commercial and industrial	219	137	—	2,721	3,077

Total loans	$1,093	$137	$—	$2,721	$3,951